Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001005229
Registrant Name	COLUMBUS MCKINNON CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES